Share-based Payments (Details 2)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options outstanding at end of period	2 years	2 years 9 months 7 days